Investments, at Fair Value (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) Integer	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Integer	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($)
Return of investments in alternative assets held by Customer ExAlt Trusts								$ 47,800,000
Income (loss) from equity method investments								$ 11,800,000	$ 30,400,000
Alternative investment funds | Integer				188		188		213
Underlying investments | Integer				522		522		713
Percent of underlying investments in private companies				85.00%		85.00%		91.00%
Noncredit-related portion of net unrealized gains (losses)				$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 300,000	4,100,000
Debt securities, available-for-sale gain (loss)					500,000		1,000,000.0	1,000,000.0	0
Other equity securities and interests				26,500,000		26,500,000		26,500,000	26,800,000
Impairments on equity securities				0	0	0	0	0	37,800,000
Notational amount of put options		$ 141,300,000
Proceeds from sale of put options by Ben			$ 1,000,000.0						968,000
Loss on financial instruments, net				211,000	(179,000)	166,000	(1,362,000)	(2,242,000)	(104,521,000)
Investments				243,978,000		243,978,000		291,371,000	329,119,000
Loss on financial instruments, net				(211,000)	179,000	(166,000)	1,362,000	2,242,000	104,521,000
Beneficient [Member]
Other equity securities and interests									6,000
Put Option [Member]
Loss on financial instruments, net			700,000						(3,023,000)
Investments								0	0
Loss on financial instruments, net			$ (700,000)						3,023,000
Put Option [Member] | Beneficient [Member]
Loss on financial instruments, net									2,000,000.0
Loss on financial instruments, net									(2,000,000.0)
Other Public Companies [Member] | Common Stock Including Additional Paid in Capital [Member]
Fair value of common stock								4,100,000	4,900,000
Other Public Companies [Member] | Common Stock Including Additional Paid in Capital [Member]
Fair value of common stock				$ 4,400,000		$ 4,400,000		4,100,000
CT Risk Management LLC [Member]
Purchase of put options		$ 5,000,000.0
Proceeds from equity interest	$ 2,400,000
GWG Holdings [Member] | Wind Down Trust [Member]
Fair value of common stock								$ 600,000	$ 600,000